UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				PCJ Investment Counsel Ltd.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Heiki Altosaar
Title:		Compliance Officer
Phone:		(416) 955-4839

Signature, place, and Date of Signing:

	"Heiki Altosaar"	Toronto, ON Canada	March 31, 2011
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		46,615,211

Form 13F Information Table Value Total:		$1,990,542,899



List of Other Included Managers:

	NONE


FORM
13F


















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Agnico-Eagle Mines
COM
008474108
36,135,729
545,400
545,400
N/A
N/A

N/A
545,400
N/A
Agrium Inc.
COM
008916108
65,146,915
707,826
707,826
N/A
N/A

N/A
707,826
N/A
Augusta Resources Corp.
COM NEW
050912203
391,690
77,600
77,600
N/A
N/A

N/A
77,600
N/A
Aurizon Mines Ltd.
COM
05155P106
1,143,502
163,100
163,100
N/A
N/A

N/A
163,100
N/A
Bank of Nova Scotia
COM
064149107
116,976,941
1,912,747
1,912,747
N/A
N/A

N/A
1,912,747
N/A
Barrick Gold Corp.
COM
067901108
83,426,104
1,610,493
1,610,493
N/A
N/A

N/A
1,610,493
N/A
BCE Inc.
COM NEW
05534B760
38,744,715
1,070,100
1,070,100
N/A
N/A

N/A
1,070,100
N/A
Cameco Corp.
COM
13321L108
29,258,054
976,021
976,021
N/A
N/A

N/A
976,021
N/A
Canadian Imperial Bank of Commerce
COM
136069101
95,255,099
1,108,366
1,108,366
N/A
N/A

N/A
1,108,366
N/A
Canadian National Railway
COM
136375102
70,749,793
940,832
940,832
N/A
N/A

N/A
940,832
N/A
Canadian Natural Resources Ltd.
COM
136385101
124,861,338
2,533,560
2,533,560
N/A
N/A

N/A
2,533,560
N/A
Cenovus Energy Inc.
COM
15135U109
54,463,919
1,383,284
1,383,284
N/A
N/A

N/A
1,383,284
N/A
CGI Group Class A
CL A SUB VTG
39945C109
32,678,476
1,563,600
1,563,600
N/A
N/A

N/A
1,563,600
N/A
Gildan Activewear Class A
COM
375916103
44,225,793
1,352,000
1,352,000
N/A
N/A

N/A
1,352,000
N/A
GLG Life Tech Corp.
COM NEW
361793201
734,057
69,800
69,800
N/A
N/A

N/A
69,800
N/A
Goldcorp Inc.
COM
380956409
62,669,313
1,261,100
1,261,100
N/A
N/A

N/A
1,261,100
N/A
Great Basin Gold Ltd.
COM
390124105
1,264,318
482,300
482,300
N/A
N/A

N/A
482,300
N/A
HudBay Minerals Inc.
COM
443628102
788,891
48,600
48,600
N/A
N/A

N/A
48,600
N/A
IESI-BFC
COM
44951D108
8,944,871
353,130
353,130
N/A
N/A

N/A
353,130
N/A
Keegan Resources Inc
COM
487275109
1,283,028
147,700
147,700
N/A
N/A

N/A
147,700
N/A
Kinross Gold Corp.
COM NO PAR
496902404
61,782,094
3,933,150
3,933,150
N/A
N/A

N/A
3,933,150
N/A
Magna International Inc. Class A
COM
559222401
66,860,291
1,399,276
1,399,276
N/A
N/A

N/A
1,399,276
N/A
Manulife Financial Corp.
COM
56501R106
55,511,790
3,143,137
3,143,137
N/A
N/A

N/A
3,143,137
N/A
Methanex Corp.
COM
59151K108
37,596,377
1,213,400
1,213,400
N/A
N/A

N/A
1,213,400
N/A
Nexen Inc.
COM
65334H102
15,695,902
631,700
631,700
N/A
N/A

N/A
631,700
N/A
North American Palladium Ltd.
COM
656912102
839,486
128,600
128,600
N/A
N/A

N/A
128,600
N/A
Penn West Petroleum Corp.
COM
707887105
42,203,033
1,525,000
1,525,000
N/A
N/A

N/A
1,525,000
N/A
Potash Corp. of Saskatchewan
COM
73755L107
89,719,484
1,526,047
1,526,047
N/A
N/A

N/A
1,526,047
N/A
Research In Motion
COM
760975102
67,492,390
1,197,396
1,197,396
N/A
N/A

N/A
1,197,396
N/A
Rogers Comm Inc. Class B
CL B
775109200
40,570,686
1,119,896
1,119,896
N/A
N/A

N/A
1,119,896
N/A
Royal Bank of Canada
COM
780087102
172,245,705
2,792,999
2,792,999
N/A
N/A

N/A
2,792,999
N/A
Silver Standard Resources
COM
82823L106
1,053,770
33,730
33,730
N/A
N/A

N/A
33,730
N/A
Silver Wheaton Corp
COM
828336107
25,464,685
588,100
588,100
N/A
N/A

N/A
588,100
N/A
Silvercorp Metals Inc.
COM
82835P103
1,254,706
86,500
86,500
N/A
N/A

N/A
86,500
N/A
Stantec Inc.
COM
85472N109
1,032,518
34,610
34,610
N/A
N/A

N/A
34,610
N/A
Suncor Energy Inc.
COM
867224107
127,242,035
2,846,704
2,846,704
N/A
N/A

N/A
2,846,704
N/A
Talisman Energy Inc.
COM
87425E103
52,747,750
2,140,608
2,140,608
N/A
N/A

N/A
2,140,608
N/A
Teck Resources Ltd.
CL B
878742204
70,265,596
1,330,042
1,330,042
N/A
N/A

N/A
1,330,042
N/A
Thompson Creek Metals Company Inc.
COM
884768102
785,769
62,910
62,910
N/A
N/A

N/A
62,910
N/A
Thomson Reuters Corporation
COM
884903105
28,675,873
733,100
733,100
N/A
N/A

N/A
733,100
N/A
Toronto-Dominion Bank
COM NEW
891160509
162,360,414
1,840,747
1,840,747
N/A
N/A

N/A
1,840,747
N/A



1,990,542,899
46,615,211
46,615,211




46,615,211